Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 55,299,273	$ 58,223,168
Less: Allowance for credit losses	(3,913,893)	(2,680,151)
Accounts receivable, net	$ 51,385,380	$ 55,543,017